    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 28, 1997.
                                                               File No. 33-65436
                                                               File No. 811-7830
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933                            / /
                       POST-EFFECTIVE AMENDMENT NO. 9                        /X/
                                      and
                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940                        / /
                              AMENDMENT NO. 10                               /X/

                                 MARQUIS FUNDS
               (Exact Name of Registrant as Specified in Charter)

                               c/o CT Corporation
                                2 Oliver Street
                          Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code (800) 932-7781

                                  David G. Lee
                              c/o SEI Corporation
                           Oaks, Pennsylvania  19456
                    (Name and Address of Agent for Service)

                                   Copies to:
         Richard W. Grant, Esquire          John H. Grady, Jr., Esquire
         Morgan, Lewis & Bockius LLP        Morgan, Lewis & Bockius LLP
             2000 One Logan Square              1800 M Street, N.W.
           Philadelphia, PA 19103             Washington, D.C. 20036
--------------------------------------------------------------------------------
             /x/ immediately upon filing pursuant to paragraph (b)
                    / / on [date] pursuant to paragraph (b)
               / / 60 days after filing pursuant to paragraph (a)
               / / 75 days after filing pursuant to paragraph (a)
              / / on [date] pursuant to paragraph (a) of Rule 485.
--------------------------------------------------------------------------------
Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of units of beneficial interest is being registered by this Registration Statement. Registrant's Rule 24f-2 Notice for fiscal year ended September 30, 1996 was filed on November 13, 1996.
--------------------------------------------------------------------------------

MARQUIS FUNDS
-------------

CROSS REFERENCE SHEET
N-1A ITEM NO.                              LOCATION
--------------------------------------------------------------------------------

PART A - GOVERNMENT SECURITIES, STRATEGIC INCOME BOND, LOUISIANA TAX-FREE INCOME, BALANCED, VALUE EQUITY, GROWTH EQUITY, SMALL CAP EQUITY AND INTERNATIONAL EQUITY FUNDS - CLASS A AND CLASS B

Item 1.  Cover Page                        Cover Page
Item 2.  Synopsis                          Summary; Expense Summary
Item 3.  Condensed Financial Information   Financial Highlights
Item 4.  General Description of            The Trust; Investment Objectives; Investment
         Registrant                        Policies and Information; General Investment
                                           Policies and Information; General Information
Item 5.   Management of the Fund           General Information; The  Adviser; The
                                           Administrator; The Shareholder
                                           Servicing Agent and Transfer Agent; The
                                           Distributor
Item 5A. Management's Discussion of Fund   *
         Performance
Item 6.  Capital Stock and Other           General Information; Taxes
         Securities
Item 7.  Purchase of Securities Being      How to Purchase of Shares; Alternative Sales
         Offered                           Charge Options; Exchanges
Item 8.  Redemption or Repurchase          Redemption of Shares
Item 9.  Pending Legal Proceedings         *

                                PART B-ALL FUNDS

Item 10.  Cover Page                        Cover Page
Item 11.  Table of Contents                 Table of Contents
Item 12.  General Information and History   The Trust
Item 13.  Investment Objectives and         Additional Description of Permitted
          Policies                          Investments; Investment Limitations; Non-
                                            Fundamental Policies
Item 14. Management of the Registrant       General Information (Prospectus); Trustees
                                            and Officers of the Trust; The Administrator
Item 15. Control Persons and Principal      Trustees and Officers of the Trust; General
         Holders of Securities              Information (Prospectus)
Item 16. Investment Advisory and Other      The Adviser and Sub-Adviser; SFM and the
         Services                           Money Managers; The Administrator; The
                                            Distributor; The Portfolios' Administrator and
                                            Shareholder Servicing Agent; Experts; The
                                            Shareholder Servicing Agent and Transfer Agent
                                            (Prospectus)
Item 17. Brokerage Allocation               Fund Transactions; Trading Practices and
                                            Brokerage
Item 18. Capital Stock and Other            Description of Shares
         Securities
Item 19. Purchase, Redemption, and Pricing  Purchase of Shares (Prospectus) [or] How to
         of Securities Being Offered        Purchase Shares (Prospectus) and
                                            Alternative Sales Charge Options (Prospectus);


                                            Redemption of Shares (Prospectus); Purchase
                                            and Redemption of Shares; Conversion
                                            Feature; Letter of Intent; Determination of Net
                                            Asset Value
Item 20. Tax Status                         Taxes (Prospectus); Taxes
Item 21. Underwriters                       The Distributor
Item 22. Calculation of Yield Quotations    Performance (Prospectus); Computation of
                                            Yield; Calculation of Total Return
Item 23. Financial Statements               Financial Statements

PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

*Not Applicable.

The Prospectuses and Statement of Additional Information, which include the Registrant's Strategic Income Bond, Small Cap Equity and International Equity Funds are incorporated by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-65436 and 811-
7830), filed with the Securities and Exchange Commission (the "SEC") on January 28, 1997 (Accession Number 0000950109-97-000532).

                                 MARQUIS FUNDS

                          GOVERNMENT SECURITIES FUND
                          STRATEGIC INCOME BOND FUND
                        LOUISIANA TAX-FREE INCOME FUND
                                 BALANCED FUND
                               VALUE EQUITY FUND
                              GROWTH EQUITY  FUND
                             SMALL CAP EQUITY FUND
                           INTERNATIONAL EQUITY FUND

                          CLASS A AND CLASS B SHARES

                        SUPPLEMENT DATED JULY 28, 1997
    TO THE PROSPECTUS DATED JANUARY 28, 1997, AS SUPPLEMENTED MARCH 4, 1997

The Prospectus, dated January 28, 1997, as supplemented March 4, 1997, is hereby amended by the addition of the following: (i) unaudited financial information for the Class A Shares and Class B Shares of the Strategic Income Bond, Small Cap Equity and International Equity Funds for the period ended March 31, 1997;
(ii) unaudited financial information for the Class A Shares of the Small Cap Growth Portfolio of SEI Institutional Managed Trust ("SIMT") for the period ended March 31, 1997; and (iii) audited financial information for the Class A Shares for the International Equity Portfolio of SEI International Trust ("SIT") for the year ended February 28, 1997.


FINANCIAL HIGHLIGHTS

The following table provides unaudited financial highlights for Class A Shares and Class B Shares of the Strategic Income Bond Fund for the period January 31, 1997 (commencement of operations) to March 31, 1997.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                                                   CLASS A   CLASS B
STRATEGIC INCOME BOND FUND                                          SHARES    SHARES
Net Asset Value, Beginning of Period                               $ 10.00   $ 10.00

Net Investment Income                                                 0.09      0.06

Realized and Unrealized  Gains or (Losses) on Investments            (0.32)    (0.29)

Distributions from Net Investment Income                             (0.09)    (0.08)

Distribution from Capital Gains                                        ---       ---

Net Asset Value, End of Period                                     $  9.68   $  9.69

Total Return+                                                       (2.35)%   (2.34)%

Net Assets, End of Period (000)                                    $12,779   $    85

Ratio of Expenses to Average Net Assets                             0.90%*    1.70%*

Ratio of Net Investment Income to Average Net Assets                6.23%*    5.88%*

Ratio of  Expenses to Average Net Assets (Excluding Waivers)        1.79%*    3.25%*



                                                                   CLASS A   CLASS B
                                                                    SHARES    SHARES
Ratio of Net Investment Income to Average Net Assets (Excluding     5.34%*    4.33%*
 Waivers)

Portfolio Turnover Rate                                               0.08%     0.08%
------------------------------------------------------------------------------------

     Amounts designated as "---" are either $0 or have been rounded to $0.
+    Total Return does not reflect sales load on Class A Shares and Class B
     Shares.
*    Annualized.

                             -----------------------------


The following table provides unaudited financial highlights for Class A Shares and Class B Shares of the Small Cap Equity Fund for the period February 3, 1997 (commencement of operations) to March 31, 1997.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:
                                                                    CLASS A     CLASS B
                                                                     SHARES      SHARES
SMALL CAP EQUITY FUND(++)
Net Asset Value, Beginning of Period                               $   10.00   $   10.00

Net Investment Income                                                    ---         ---

Realized and Unrealized  Gains or (Losses) on Investments              (1.44)      (1.44)

Distributions from Net Investment Income                                 ---         ---

Distributions from Capital Gains                                         ---         ---

Net Asset Value, End of Period                                     $    8.56   $    8.56

Total Return+                                                        (15.45)%    (15.65)%

Net Assets, End of Period (000)                                    $   1,550   $      11

Ratio of Expenses to Average Net Assets                               0.20%*      0.95%*

Ratio of Net Investment Income to Average Net Assets                (0.20)%*    (0.95)%*

Ratio of  Expenses to Average Net Assets (Excluding Waivers)          3.71%*      1.08%*

Ratio of Net Investment Income to Average Net Assets (Excluding     (3.71)%*    (1.08)%*
 Waivers)

Portfolio Turnover Rate                                                  ---         ---

Average Commission Rate**                                                ---         ---
----------------------------------------------------------------------------------------

     Amounts designated as "---" are either $0 or have been rounded to $0.
+    Total Return does not reflect sales load on Class A Shares and Class B
     Shares.
++   Total return includes performance information relating to the SIMT Small
     Cap Growth Portfolio for the period   January 1, 1997 through February 2,
     1997. The Marquis Small Cap Equity Fund, which began investment operations on February 3, 1997, currently invests substantially all of its assets in the SIMT Small Cap Growth Portfolio and can be expected to have a performance record that closely resembles that of the SIMT Small Cap

     Growth Portfolio. The total return has been adjusted to reflect the actual fees and expenses of the Marquis Small Cap Equity Fund, whose fees and expenses are higher than those of the SIMT Small Cap Growth Portfolio.
*    Annualized.
** Average commission rate paid for security purchases and sales during the period.


                        -----------------------------


The following table provides unaudited financial highlights for Class A Shares and Class B Shares of the International Equity Fund for the period February 3, 1997 (commencement of operations) to March 31, 1997.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                                                    CLASS A     CLASS B
                                                                     SHARES      SHARES
INTERNATIONAL EQUITY FUND(++)
Net Asset Value, Beginning of Period                               $   10.00   $   10.00

Net Investment Income                                                    ---         ---

Realized and Unrealized  Gains or (Losses) on Investments               0.10        0.10

Distributions from Net Investment Income                                 ---         ---

Distribution from Capital Gains                                          ---         ---

Net Asset Value, End of Period                                     $   10.10   $   10.10

Total Return+                                                           0.91%       0.64%

Net Assets, End of Period (000)                                    $     790   $      12

Ratio of Expenses to Average Net Assets                               0.27%*        1.02%*

Ratio of Net Investment Income to Average Net Assets                (0.27)%*    (1.02)%*

Ratio of  Expenses to Average Net Assets (Excluding Waivers)          4.36%*      1.44%*

Ratio of Net Investment Income to Average Net Assets (Excluding     (4.36%)*    (1.44%)*
 Waivers)

Portfolio Turnover Rate                                                  ---         ---

Average Commission Rate**                                                ---         ---
----------------------------------------------------------------------------------------

     Amounts designated as "---" are either $0 or have been rounded to $0.
+    Total Return does not reflect sales load on Class A Shares and Class B
     Shares.
++ Total return includes performance information relating to the SIT International Equity Portfolio for the period January 1, 1997 through February 2, 1997. The Marquis International Equity Fund, which began investment operations on February 3, 1997, currently invests substantially all of its assets in the SIT International Equity Portfolio and can be expected to have a performance record that closely resembles that of the SIT International Equity Portfolio. The total return has been adjusted to reflect the actual fees and expenses of the Marquis International Equity Fund, whose fees and expenses are higher than those of the SIT International Equity Portfolio.

*    Annualized.
** Average commission rate paid for security purchases and sales during the period.


                        -----------------------------


The initial paragraph and table on page 10 of the Prospectus are deleted and replaced with the following:

Financial Highlights

The following are financial highlights of the Small Cap Growth Portfolio of SIMT for a share outstanding throughout the periods indicated. This information should be read in conjunction with SIMT's 1) unaudited Schedule of Investments, as of March 31, 1997, which is included in the Statement of Additional Information and 2) financial statements as of, and for the fiscal year ended, September 30, 1996 and notes thereto which have been audited by Price Waterhouse LLP, independent accountants, which are incorporated by reference into this Statement of Additional Information. Additional performance information is set forth in SIMT's 1997 Semi-Annual Report to Shareholders and is available upon request and without charge by calling 1-800-342-5734.


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD ENDED SEPTEMBER 30 AND THE PERIOD OCTOBER 1, 1996 TO MARCH 31, 1997:

SMALL CAP GROWTH PORTFOLIO

CLASS A SHARES

                                          1997*           1996           1995          1994          1993          1992**
                                          -----           ----           ----          ----          ----          ------
Net Asset Value, Beginning
 of Period                             $  20.51          19.88          14.04         14.67         10.65           10.00

Net Investment Income
 (Loss)                               $  (0.04)         (0.08)         (0.14)        (0.05)        (0.02)            0.02

Net Realized and
 Unrealized Gains (Losses)
 on Securities                        $  (3.12)           4.37           5.98          0.07          4.05            0.65


Distributions from Net
 Investment Income                      -------        -------        -------       -------        (0.01)          (0.02)

Distributions from
 Realized Capital Gains               $  (3.85)           3.66        -------        (0.65)       -------         -------

Net Asset Value, End of
 Period                                $  13.50          20.51          19.88         14.04         14.67           10.65

Total Return(1)                        (36.26)%          26.56          41.65          0.23         37.81           15.07

Net Assets, End of Period
 (000)                                 $341,657        380,525        310,238       300,296       193,816          36,191

Ratio of Expenses to
 Average Net Assets                       1.11%           1.10           1.10          1.01          0.97            0.97

Ratio of Net Investment
 Income (Loss) to Average
 Net Assets                              (.50%)         (0.63)         (0.60)        (0.51)        (0.25)            0.49

Ratio of  Expenses to
 Average Net Assets
 (Excluding Waivers)                      1.11%           1.11           1.13          1.11          1.14            1.29

Ratio of Net Investment
 Income (Loss) to Average
 Net Assets (Excluding
 Waivers)                                (.50%)         (0.64)         (0.63)        (0.61)        (0.42)            0.17

Portfolio Turnover Rate                     62%            167            113            97            85              33
----------------------------------------------------------------------------------------------------------------------------------

Average Commission Rate(2)             $ 0.0810         0.0529            N/A           N/A           N/A             N/A
----------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.
* For the period October 1, 1996 to March 31, 1997(unaudited). All ratios including total return for that period have been annualized.
** Small Cap Growth Portfolio's Class A shares were offered beginning April 20, 1992. All ratios including total return for that period have been annualized.
(1)  Sales load is not reflected in total return.
(2) Average commission rate paid for security purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.


                          -----------------------------

The second paragraph and table on page 10 of the Prospectus are deleted and replaced with the following:

The following are financial highlights of the International Equity Portfolio of SIT for a share outstanding throughout the periods indicated. This information should be read in conjunction with SIT's financial statements as of, and for the fiscal year ended, February 28, 1997 and notes thereto have been audited by Price Waterhouse LLP, independent accountants, which are incorporated by reference into this Statement of Additional Information. Additional performance information is set forth in SIT's 1997 Annual Report to Shareholders and is available upon request and without charge by calling 1-800-342-5734.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD ENDED FEBRUARY 28 OR 29:

INTERNATIONAL EQUITY PORTFOLIO

CLASS A SHARES

                                      1997       1996      1995      1994      1993     1992     1991    1990(1)
                                    ---------  --------  --------  --------  --------  -------  -------  --------
Net Asset Value, Beginning of
 Period                              $  10.00      9.59     11.00      8.93      9.09     9.56     9.62   10.00

Net Investment Income/(Loss)         $   0.09      0.14      0.15      0.13      0.16     0.19     0.18    0.04

Net Realized and Unrealized
 Gains/(Losses)                      $   0.47      1.45    (0.97)      2.05      0.04   (0.36)   (0.14)  (0.42)

Distributions from Net
 Investment Income (2)               $ (0.07)    (0.19)     -----    (0.11)    (0.36)   (0.30)    -----   -----

Distributions from Realized
 Capital Gains                       $ (0.82)    (0.99)    (0.59)     -----     -----    -----    -----   -----

Return of Capital                       -----    ------    ------     -----     -----    -----   (0.09)   -----

Net Asset Value, End of Period       $   9.67     10.00      9.59     11.00      8.93     9.09     9.65    9.62

Total Return                            5.70%     17.30    (7.67)     24.44      2.17   (1.63)     0.36  (3.70)

Net Assets, End of Period (000)      $524,062   347,646   328,503   503,498   178,287   92,456   35,829   8,661

Ratio of Expenses to Average Net
 Assets                                 1.28%      1.25      1.19      1.10      1.10     1.10     1.10    1.10

Ratio of Net Investment Income/
 (Loss) to Average Net Assets           1.11%      1.29      1.30      1.46      1.80     2.07     3.52    3.13

Ratio of  Expenses to Average
 Net Assets (Excluding Waivers)         1.42%      1.29      1.21      1.24      1.53     1.52     1.64    5.67

Ratio of Net Investment Income/
 (Loss) to Average Net Assets
 (Excluding Waivers)                    0.97%      1.25      1.28      1.32      1.37     1.63     2.98  (1.44)

Portfolio Turnover Rate                  117%       102        64        19        23       79       14   -----
---------------------------------------------------------------------------------------------------------------

Average Commission Rate(3)           $ 0.0172       N/A       N/A       N/A       N/A      N/A      N/A     N/A
---------------------------------------------------------------------------------------------------------------

Amount designated as "--" are either $0 or have been rounded to $0.
(1) The International Equity Portfolio's (formerly Core International Equity Portfolio) Class A Shares were offered beginning December 20, 1989. All ratios for that period have been annualized.
(2) Distributions from net investment income include distributions of certain foreign currency gains and losses.
(3) Average commission rate paid for security purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 MARQUIS FUNDS

                                 (THE "TRUST")

   SUPPLEMENT DATED JULY 28, 1997 TO THE STATEMENT OF ADDITIONAL INFORMATION
                            DATED JANUARY 28, 1997

The Statement of Additional Information for the Trust is hereby amended and supplemented by the following (i) unaudited financial statements for the Strategic Income Bond, Small Cap Equity and International Equity Funds of the Trust for the period ending March 31, 1997; and (ii) unaudited Schedule of Investments of Class A Shares of SEI Institutional Managed Trust's Small Cap Growth Portfolio. Additionally, the annual report for the fiscal year ended February 28, 1997 with respect to SEI International Trust's International Equity Portfolio, which has been audited by Price Waterhouse LLP, independent accountants to SEI International Trust, is incorporated herein by reference.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
                                                                     (Unaudited)
--------------------------------------------------------------------------------
Strategic Income Bond Fund

--------------------------------------------------------------------------------
Description                                     Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  U.S. Government Mortgage Backed Obligations -- 38.4%
--------------------------------------------------------------------------------
      FHLMC
         7.500%, 02/01/27                            $993      $    977
         8.000%, 02/01/27                             503           506
      FNMA
         8.000%, 09/01/26                             499           502
         7.500%, 10/01/26                             501           492
         7.500%, 02/01/27                             493           484
      GNMA
         7.500%, 02/15/27                             499           489
         7.750%, 02/15/27                             494           490
         8.000%, 03/20/27                             500           500
      GNMA II
         8.000%, 02/15/27                             494           497
                                                               --------
      Total U.S. Government Mortgage-Backed
         Obligations
         (Cost $5,048)                                            4,937
                                                               --------
--------------------------------------------------------------------------------
  Corporate Obligations -- 52.7%
--------------------------------------------------------------------------------

   Financial Services -- 24.0%
      Aetna Services
         7.625%, 08/15/26                             250           240
      Bankers Trust NY
         7.250%, 10/15/11                             250           237
      Ford Motor Credit
         6.250%, 12/08/05                             250           230
      Korea Development Bank, Ser B
         8.140%, 05/04/99                             250           257
      Lehman Brothers
         8.500%, 08/01/15                             295           309
      Loew's
         7.625%, 06/01/23                             300           278
      Nationsbank
         7.800%, 09/15/16                             500           498
      Sunamerica
         8.125%, 04/28/23                             419           418
      Torchmark
         7.875%, 05/15/23                             400           382
      US West Capital Funding
         7.300%, 01/15/07                            $250       $   244
                                                               --------
                                                                  3,093
                                                               --------
   Industrial -- 14.7%
      Brunswick
         7.375%, 09/01/23                             400           372
      Canadian Pacific Limited
         9.450%, 08/01/21                             280           319
      Eastman Chemical
         7.600%, 02/01/27                             250           240
      IBM
         7.000%, 10/30/25                             250           228
      Philip Morris
         7.200%, 02/01/07                             250           240
      Weyerhaeuser
         7.500%, 03/01/13                             500           494
                                                               --------
                                                                  1,893
                                                               --------
   Utilities -- 14.0%
      Commonwealth Edison
         8.375%, 09/15/22                             300           291
      GTE
         7.900%, 02/01/27                             400           388
      MCI Communications
         8.250%, 01/20/23                             400           400
      Minnesota Power & Light
         7.500%, 08/01/07                             200           196
      Pacificorp, Ser F
         7.240%, 08/16/23                             250           235
      United Telephone Florida
         8.375%, 01/15/25                             270           288
                                                               --------
                                                                  1,798
                                                               --------
      Total Corporate Obligations
         (Cost $7,078)                                            6,784
                                                               --------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
14

----------------------------------------------[LOGO OF SEI MARQUIS APPEARS HERE]

                                                                  MARCH 31, 1997
STATEMENT OF NET ASSETS
                                                                     (Unaudited)
--------------------------------------------------------------------------------
Strategic Income Bond Fund (concluded)

--------------------------------------------------------------------------------
Description                                     Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cash Equivalent -- 0.4%
--------------------------------------------------------------------------------
      SEI Liquid Asset Trust
         Government Portfolio (A)                   $  53      $     54
                                                               --------
      Total Cash Equivalent
         (Cost $54)                                                  54
                                                               --------
--------------------------------------------------------------------------------
Repurchase Agreements -- 7.5%
--------------------------------------------------------------------------------
      Morgan Stanley
         6.200%, dated 03/31/97, matures
         04/01/97, repurchase price $478,000
         (collateralized by various FNMA
         obligations, total par value
         $6,018,000, 9.000%-10.000%,
         09/01/18-11/01/19, total market
         value $491,000) (1)                        $ 477      $    477
      UBS Securities
         6.350%, dated 03/31/97, matures
         04/01/97, repurchase price $482,000
         (collateralized by U.S. Treasury Note,
          par value $490,000, 5.875%,
         11/15/99, market value $493,000) (1)         482           482
                                                               --------
      Total Repurchase Agreements
         (Cost $960)                                                959
                                                               --------
   Total Investments -- 99.0%
      (Cost $13,140)                                             12,734
                                                               --------
   Other Assets and Liabilities, Net -- 1.0%                        130
                                                               --------
--------------------------------------------------------------------------------
Description                                                  Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net Assets
--------------------------------------------------------------------------------
      Fund Shares of Class A (unlimited
        authorization -- no par value) based
        on 1,319,932 outstanding shares
        of beneficial interest                                 $ 13,184
      Fund Shares of Class B (unlimited
        authorization -- no par value) based
        on 8,775 outstanding shares
        of beneficial interest                                       86
      Net unrealized depreciation on investments                   (406)
                                                               --------
   Total Net Assets -- 100.0%                                  $ 12,864
                                                               ========
   Net Asset Value and Redemption
      Price Per Share -- Class A                                  $9.68
                                                               ========
   Maximum Offering Price Per Share --
      Class A ($9.68 / 96.50%)                                   $10.03
                                                               ========
   Net Asset Value, Offering and Redemption
      Price Per Share -- Class B (2)                              $9.69
                                                               ========

--------------------------------------------------------------------------------

(A)Variable rate instrument. The rate reflected on the Statement of Net Assets is the rate in effect on March 31, 1997.

FHLMC--Federal Home Loan Mortgage Corporation

FNMA--Federal National Mortgage Association

GNMA--Government National Mortgage Association

Ser--Series

(1) Tri-party repurchase agreement

(2) Class B has a contingent deferred sales charge. For a description of a possible sales charge, see notes to the financial statements.



The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
Small Cap Equity Fund
--------------------------------------------------------------------------------
Description                                           Shares        Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. Treasury Obligations -- 25.4%
--------------------------------------------------------------------------------

      U.S. Treasury Bills
         4.450%, 04/03/97                             $7,500           $ 7,498
         5.370%, 04/03/97                                500               500
         5.215%, 05/29/97                                500               496
         5.480%, 06/26/97                              1,000               987
         5.110%, 07/24/97                              1,000               984
         5.120%, 08/21/97                              2,000             1,960
         5.140%, 09/18/97                              2,000             1,952
         5.400%, 10/16/97                              2,000             1,943
         5.530%, 03/05/98                              1,800             1,707
      U.S. Treasury Note
         6.500%, 04/30/97                                500               500
                                                                       -------
      Total U.S. Treasury Obligations
         (Cost $18,527)                                                 18,527
                                                                       -------
--------------------------------------------------------------------------------
   Repurchase Agreements -- 74.9%
--------------------------------------------------------------------------------

      Aubrey G. Lanston
         6.250%, dated 03/31/97, matures
         04/01/97, repurchase price
         $3,000,521 (collateralized by U.S.
         Treasury Bill, par value $3,115,000,
         0.000%, 07/24/97, market value
         $3,062,000)                                   3,000             3,000

      Deutsche Bank
         6.500%, dated 03/31/97, matures
         04/01/97, repurchase price $2,829,000
         (collateralized by U.S. Treasury Note,
         par value $2,897,000, 5.250%,
         07/31/98, total market value
         $2,885,000)(1)                                2,828             2,828

      J.P. Morgan
         6.250%, dated 03/31/97, matures
         04/01/97, repurchase price
         $16,003,000 (collateralized by
         various U.S. Treasury obligations,
         total par value $25,345,000,
         0.000%-5.625%, 06/30/97-05/15/06,
         total market value $16,330,000)              16,000            16,000

International Equity Fund
--------------------------------------------------------------------------------
Description                                           Shares        Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Repurchase Agreements (continued)
--------------------------------------------------------------------------------

      Lehman Brothers
         6.400%, dated 03/31/97, matures
         04/01/97, repurchase price
         $16,003,000 (collateralized by
         various U.S. Treasury obligations,
         total par value $25,945,000,
         0.000%-6.125%, 08/15/98-11/15/05,
         total market value $16,332,000)             $16,000           $16,000

      Merrill Lynch
         6.330%, dated 03/31/97, matures
         04/01/97, repurchase price
         $2,703,000 (collateralized by
         U.S. Treasury STRIPS, par value
         $13,185,000, 9.000%, 11/15/18,
         total market value $2,757,000)(1)             2,702             2,702

      Morgan Stanley
         6.200%, dated 03/31/97, matures
         04/01/97, repurchase price
         $2,782,000 (collateralized by
         U.S. Treasury Bill, par value
         $2,890,000, 0.000%, 06/19/97,
         market value $2,856,000)(1)                   2,781             2,781

      Prudential Securities
         6.250%, dated 03/31/97, matures
         04/01/97, repurchase price $3,001,000
         (collateralized by U.S. Treasury Note,
         par value $3,100,000, 6.375%,
         market value $3,065,000)                      3,000             3,000

      Nomura Securities
         6.350%, dated 03/31/97, matures
         04/01/97, repurchase price
         $2,700,476 (collateralized by
         U.S. Treasury STRIPS, par value
         $13,430,000, 0.000%, 02/15/19,
         total market value $2,754,000)(1)             2,700             2,700


   The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
16

----------------------------------------------[LOGO OF SEI MARQUIS APPEARS HERE]

                                                                  MARCH 31, 1997
STATEMENTS OF OPERATIONS (000)
                                                                     (Unaudited)
--------------------------------------------------------------------------------

                                                          Strategic
                                                           Income              Small Cap          International
                                                            Bond                Equity               Equity
                                                          Fund (2)             Fund (3)             Fund (3)
                                                       --------------       --------------       --------------
                                                           1/31/97              2/3/97               2/3/97
                                                         to 3/31/97           to 3/31/97           to 3/31/97
                                                       --------------       --------------       --------------
INVESTMENT INCOME:
   Interest income                                        $ 125                  $  --                  $--
   Dividend income                                           --                     --                   --
                                                          -----                  -----                -----
      Total investment income                               125                     --                   --
                                                          -----                  -----                -----
EXPENSES:
   Administration fees                                        3                     --                   --
   Less: waiver of administration fees                       (3)                    --                   --
   Investment advisory fees                                  13                      1                   --
   Less: waiver of investment
      advisory fees                                         (13)                    (1)                  --
   Custodian                                                 --                     --                   --
   Transfer agent fees                                        4                      4                    4
   Distribution fees (1)                                     --                     --                   --
   Less: waiver of distribution fees (1)                     --                     --                   --
   Professional fees                                         --                     --                   --
   Registration fees                                         10                     --                   --
   Trustee fees                                              --                     --                   --
   Printing expense                                          --                     --                   --
   Amortization of deferred organization costs               --                     --                   --
   Rating fees                                               --                     --                   --
   Insurance and other fees                                   2                     --                   --
                                                          -----                  -----                -----
      Total expenses                                         16                      4                    4
                                                          -----                  -----                -----
Less:
   Reimbursement by Administrator                            --                     (4)                  (4)
                                                          -----                  -----                -----
Net investment income                                       109                     --                   --
                                                          -----                  -----                -----
Net realized gain (loss) on securities sold                  --                     --                   --
Change in unrealized appreciation (depreciation)
   on investment securities                                (406)                  (198)                   1
                                                          -----                  -----                -----
Net realized and unrealized gain (loss)
   on investments                                          (406)                  (198)                   1
                                                          -----                  -----                -----
Increase (decrease) in net assets resulting
   from operations                                        $(297)                 $(198)               $   1
                                                          =====                  =====                =====

Amounts designated as "--" are either $0 or have been rounded to $0.
(1) All distribution fees and waivers are incurred at the Retail Class level for Treasury Securities Money Market Fund and the Class B level for Non-Dollar funds.
(2) The Strategic Income Bond Fund commenced operations on January 31, 1 997.
(3) The Small Cap Equity and International Equity Funds commenced operations on February 3, 1997.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS (000)

--------------------------------------------------------------------------------

                                                                 Strategic Income          Small Cap           International
                                                                   Bond Fund (4)         Equity Fund (5)       Equity Fund (5)
                                                              --------------------    --------------------   --------------------
                                                                     1/31/97                 2/3/97                2/3/97
                                                                   to 3/31/97              to 3/31/97            to 3/31/97
                                                                  ------------             ------------         ------------
INVESTMENT ACTIVITIES:
   Net investment income                                            $    109                $     --                $     --
   Net realized gain (loss) on securities sold                            --                      --                      --
   Net unrealized appreciation (depreciation) of
      investment securities                                             (406)                   (198)                      1
                                                                    --------                --------                --------
      Net increase (decrease) in net assets resulting
        from operations                                                 (297)                   (198)                      1
                                                                    --------                --------                --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Income distribution Class A (1)                                      (109)                     --                      --
   Income distribution Class B (2)                                        --                      --                      --
   Income distribution Class C (3)                                        --                      --                      --
   Capital gain distribution Class A (1)                                  --                      --                      --
   Capital gain distribution Class B (2)                                  --                      --                      --
                                                                    --------                --------                --------
      Total distributions                                               (109)                     --                      --
                                                                    --------                --------                --------
SHARE TRANSACTIONS:
   Class A (1):
      Shares issued                                                   13,411                   1,774                     789
      Shares issued in lieu of cash distribution                          54                      --                      --
      Shares redeemed                                                   (281)                    (27)                     --
                                                                    --------                --------                --------
      Total Class A share transactions                                13,184                   1,747                     789
                                                                    --------                --------                --------
   Class B (2):
      Shares issued                                                       86                      12                      12
      Shares issued in lieu of cash distribution                          --                      --                      --
      Shares redeemed                                                     --                      --                      --
                                                                    --------                --------                --------
      Total Class B share transactions                                    86                      12                      12
                                                                    --------                --------                --------
   Class C (3):
      Shares issued                                                       --                      --                      --
      Shares issued in lieu of cash distribution                          --                      --                      --
      Shares redeemed                                                     --                      --                      --
                                                                    --------                --------                --------
      Total Class C share transactions                                    --                      --                      --
                                                                    --------                --------                --------
Increase (decrease) in net assets from shareholder
   transactions                                                       13,270                   1,759                     801
                                                                    --------                --------                --------
      Total increase (decrease) in net assets                         12,864                   1,561                     802
                                                                    --------                --------                --------

Amounts designated as "--" are either $0 or have been rounded to 50.
(1) Trust Class for Treasury Securities Money Market Fund.
(2) Retail Class for Treasury Securities Money Market Fund.
(3) Cash Sweep Class for Treasury Securities Money Market Fund.
(4) The Strategic Income Bond Fund commenced operations on January 31, 1997
(5) The Small Cap Equity and International Equity Funds commenced operations on February 3, 1997.


The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
  18

----------------------------------------------[LOGO OF SEI MARQUIS APPEARS HERE]

                                                                  MARCH 31, 1997
STATEMENTS OF CHANGES IN NET ASSETS (000) (continued)
                                                                     (Unaudited)
--------------------------------------------------------------------------------

                                                        Strategic Income            Small Cap           International
                                                            Bond Fund              Equity Fund           Equity Fund
                                                       --------------------   --------------------   ------------------
                                                             1/31/97                 2/3/97                 2/3/97
                                                           to 3/31/97              to 3/31/97             to 3/31/97
                                                          ------------            ------------           ------------
NET ASSETS:
   Beginning of period                                      $     --                $     --                $     --
                                                            --------                --------                --------
   End of period                                            $ 23,864                $  1,561                $    802
                                                            ========                ========                ========
SHARES ISSUED AND REDEEMED:
   Class A (1):
      Issued                                                   1,342                     184                      78
      Issued in lieu of cash distribution                          6                      --                      --
      Redeemed                                                   (28)                     (3)                     --
                                                            --------                --------                --------
      Total Class A share transactions                         1,320                     181                      78
                                                            --------                --------                --------
   Class B (2):
      Issued                                                       9                       1                       1
      Issued in lieu of cash distribution                         --                      --                      --
      Redeemed                                                    --                      --                      --
                                                            --------                --------                --------
      Total Class B share transactions                             9                       1                       1
                                                            --------                --------                --------
   Class C (3):
      Issued                                                      --                      --                      --
      Issued in lieu of cash distribution                         --                      --                      --
      Redeemed                                                    --                      --                      --
                                                            --------                --------                --------
      Total Class C share transactions                            --                      --                      --
                                                            --------                --------                --------
Net increase (decrease) in share transactions                  1,329                     182                      79
                                                            ========                ========                ========

Amounts designated as "--" are either $0 or have been rounded to $0.
(1) Trust Class for Treasury Securities Money Market Fund.
(2) Retail Class for Treasury Securities Money Market Fund.
(3) Cash Sweep Class for Treasury Securities Money Market Fund.



The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

For a Share Outstanding Throughout the Six-Month Period Ended March 31, 1997 and the Periods Ended September 30.

                   Net Asset                     Realized      Distributions      Distributions
                     Value          Net       and Unrealized     from Net             from           Net Asset
                   Beginning    Investment   Gains or (Losses)  Investment           Capital            Value             Total
                   of Period      Income      on Investments      Income              Gains         End of Period        Return+
-----------------------------------------------------------------------------------------------------------------------------------
Strategic Income Bond Fund
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS A
   1997 (1)         $10.00          0.09            (0.32)         (0.09)              --                $9.68             (2.35)%
   CLASS B
   1997 (1)         $10.00          0.06            (0.29)         (0.08)              --                $9.69             (2.34)%
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity Fund++
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS A
   1997 (2)         $10.00           --             (1.44)          --                 --                $8.56            (15.45)%
   CLASS B
   1997 (2)         $10.00           --             (1.44)          --                 --                $8.56            (15.65)%
-----------------------------------------------------------------------------------------------------------------------------------
International Equity Fund+++
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS A
   1997 (2)         $10.00           --              0.10           --                 --               $10.10              0.91%
   CLASS B
   1997 (2)         $10.00           --              0.10           --                 --               $10.10              0.64%
-----------------------------------------------------------------------------------------------------------------------------------





The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
20

----------------------------------------------[LOGO OF SEI MARQUIS APPEARS HERE]

                                                                  MARCH 31, 1997

                                                                     (Unaudited)
--------------------------------------------------------------------------------

                                                                 Ratio of          Ratio of Net
                                               Ratio of Net     Expenses to         Investment
                               Ratio of         Investment     Average Net           Income to
               Net Assets     Expenses to        Income to        Assets              Average          Portfolio      Average
                 End of         Average           Average       (Excluding          Net Assets         Turnover     Commission
              Period (000)    Net Assets        Net Assets       Waivers)       (Excluding Waivers)      Rate         Rate**
-----------------------------------------------------------------------------------------------------------------------------------
Strategic Income Bond Fund
-----------------------------------------------------------------------------------------------------------------------------------
    CLASS A
    1997 (1)      $12,779        0.90%*            6.23%*           1.79%*              5.34%*           0.08%          n/a
    CLASS B
    1997 (1)          $85        1.70%*            5.88%*           3.25%*              4.33%*           0.08%          n/a
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity Fund++
-----------------------------------------------------------------------------------------------------------------------------------
    CLASS A
    1997 (2)       $1,550        0.20%*           (0.20)%*          3.71%*             (3.71)%*           --             --
    CLASS B
    1997 (2)          $11        0.95%*           (0.95)%*          1.08%*             (1.08)%*           --             --
-----------------------------------------------------------------------------------------------------------------------------------
International Equity Fund+++
-----------------------------------------------------------------------------------------------------------------------------------
    CLASS A
    1997 (2)         $790        0.27%*           (0.27)%*          4.36%*             (4.36)%*           --             --
    CLASS B
    1997 (2)          $12        1.02%*           (1.02)%*          1.44%*             (1.44)%*           --             --
-----------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.
 + Total return does not reflect sales loads on Class B and Retail Class shares.
 * Annualized.
** Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.
 (1) Commenced operations on January 31, 1997.
 (2) Commenced operations on February 3, 1997.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. Organization
--------------------------------------------------------------------------------

The Marquis Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated June 29, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management company with eleven series funds: Institutional Money Market Fund, Treasury Securities Money Market Fund, Tax Exempt Money Market Fund (the "Money Market Funds"), Government Securities Fund, Strategic Income Bond Fund, Louisiana Tax-Free Income Fund, Balanced Fund (formerly the "Growth and Income Fund"), Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund, and International Equity Fund (the "Non-Dollar Funds"). Each Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Trust is registered to offer the following classes of shares: Trust, Retail, and the Cash Sweep Class in the Treasury Securities Money Market Fund, and Class A and Class B in the Non-Dollar Funds.

The Small Cap Equity Fund and the International Equity Fund are currently "feeder" funds in separate Corporate Master-Feeder(TM) structures. That is, the Small Cap Equity Fund and International Equity Fund each currently invest in another open-end management investment company with the same investment objectives and hold as their only investment securities, shares of a single "master" fund, in this case, the SEI Institutional Managed Trust Small Cap Growth Portfolio and the SEI International Trust International Equity Portfolio, respectively. However, in certain instances the Funds are permitted to invest in securities other than a single open-end management investment company.

2. Significant Accounting Policies
--------------------------------------------------------------------------------

The following is a summary of the significant accounting policies followed by the Funds.

Securities Valuation -- Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Restricted and illiquid securities for which quotations are not readily available are valued at fair value using methods determined in good faith as approved by the Board of Trustees.

The investments of the Small Cap Equity and International Equity Funds, (the "Feeder" funds), in the SEI Institutional Managed Trust Small Cap

--------------------------------------------------------------------------------
22

----------------------------------------------[LOGO OF SEI MARQUIS APPEARS HERE]

                                                                  MARCH 31, 1997

                                                                     (Unaudited)
--------------------------------------------------------------------------------

Equity Fund and the SEI International Trust International Equity Fund (the "Master Funds"), respectively, are valued at the price of each Master Fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m.).

Federal Income Taxes -- It is each Fund's intention to continue to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

Security Transactions and Related Income -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Non-Dollar Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

Repurchase Agreements -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Net Asset Value Per Share -- The net asset value per share of each Fund is calculated each business day. In general, it is computed by dividing the assets of each Fund, less its liabilities, by the number of outstanding shares of the Fund.

Expenses -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

Use of Estimates in the Preparation of Financial Statements -- The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Distributions from net investment income are declared and paid quarterly for the Balanced Fund, Value Equity Fund, Growth Equity Fund and Small Cap Equity Fund. Distributions from net investment income are declared daily and paid monthly for the Institutional Money Market Fund, Treasury Securities Money Market Fund, and Tax Exempt Money Market Fund. Distributions from net investment income are declared and paid monthly for the Government Securities Fund, Strategic Income Bond Fund and Louisiana Tax-Free Income Fund. The International Equity Fund's distributions from net investment income are declared and paid in accordance with the SEI International Equity Fund. Any net realized capital gains are declared and distributed to shareholders at least annually.

3. Investment Advisory, Administrative, and Distribution Agreements
-------------------------------------------------------------------------------

First National Bank of Commerce in New Orleans (the "Adviser") serves as investment adviser to each Fund pursuant to an investment advisory agreement (the "Advisory Agreement") with the Trust. For its services, the Adviser is entitled to a fee, that is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund as follows: Institutional Money Market Fund -- .15%, Treasury Securities Money Market Fund -- .30%, Tax Exempt Money Market Fund -- .45%, Government Securities Fund -- .55%, Strategic Income Bond Fund -- .74%, Louisiana Tax-Free Income Fund -- .35%, Balanced Fund -- .74%, Value Equity Fund -- .74%, Growth Equity Fund -- .74%, Small Cap Equity Fund -- .40%, and International Equity Fund -- .40%. The Adviser has voluntarily agreed to waive a portion of its fee so that expenses of each Fund will not exceed certain annual expense limitations. The Adviser reserves the right to terminate its waiver at any time in its sole discretion.

Weiss, Peck & Greer, L.L.C. serves as the investment sub-adviser for the Tax Exempt Money Market Fund pursuant to a sub-advisory agreement with the Adviser. The sub-advisory fees are paid by the Adviser.

The Trust and SEI Fund Resources (the "Administrator") have entered into an Administration Agreement. SEI Financial Management Corporation, a wholly-owned subsidiary of SEI Corporation, is the owner of all beneficial interest in the Administrator. Under terms of the Administration Agreement, the Administrator is entitled to a fee calculated daily and paid monthly at an annual rate of .10% of the average daily net assets of the Institutional Money Market Fund and .15% of the average daily net assets of the Treasury Securities Money Market Fund, Tax Exempt Money Market Fund, Government Securities Fund, Strategic Income Bond Fund, Louisiana Tax-Free Income Fund, Balanced Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund, and International Equity Fund. The Administrator has voluntarily agreed to

--------------------------------------------------------------------------------
24

----------------------------------------------[LOGO OF SEI MARQUIS APPEARS HERE]

                                                                  MARCH 31, 1997

                                                                     (Unaudited)
--------------------------------------------------------------------------------

waive a portion of its fee so that expenses of each Fund will not exceed certain annual expense limitations. The Administrator reserves the right to terminate its waiver at any time in its sole discretion.

The Trust and SEI Financial Services Company (the "Distributor") have entered into a Distribution Agreement. As provided in certain Distribution Plans adopted under the Distribution Agreement, the Trust will pay a fee at an annual rate of
 .25% of the average daily net assets of the Retail class of Treasury Securities Money Market Fund and .75% of the Class B shares of the Non-Dollar Funds to the Distributor as compensation for its services. The Distributor has agreed to waive a portion of its fee from the Treasury Securities Money Market Fund in order to maintain a competitive expense ratio. The Distributor reserves the right to terminate its waiver at any time in its sole discretion.

In addition to the fees paid at the feeder level for the Small Cap Equity and International Equity Funds, each Feeder Fund's shareholders will bear indirectly their prorata portion of the advisory, administrative, distribution and other expenses of the respective Master Funds in which they invest.

The Class A shares of the Non-Dollar Funds are subject to a maximum sales load of 3.50%.

There is a contingent deferred sales charge on the Class B shares of the Non-Dollar Funds which varies depending on the number of years from time of payment for the purchase of shares until the time of redemption of such shares (the "holding period"). Solely for the purpose of determining the number of years from the time of any payment for the purchase of shares, all payments during the month are aggregated and deemed to have been made on the first day of the month.

                              CONTINGENT DEFERRED SALES
                               CHARGE AS A PERCENTAGE
       YEAR SINCE                 OF DOLLAR AMOUNT
        PURCHASE                  SUBJECT TO CHARGE
      ------------           ----------------------------
        First                           3.50%
        Second                          2.75%
        Third                           2.00%
        Fourth                          1.25%
        Fifth                           0.50%
        Sixth                           None

4. Organizational Costs and Transactions with Affiliates
-------------------------------------------------------------------------------

Organizational costs have been capitalized by the Funds and are being amortized over sixty months commencing with operations. In the event any of the initial shares of the Funds are redeemed by any holder thereof during the period that the Funds are amortizing their organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. These costs include legal fees of approximately $54,278 for organizational work performed by a law firm of which an officer and a trustee of the Trust are partners. Certain officers and trustees of the Trust who are officers of the Administrator and the Distributor received no compensation from the Trust.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------

5. Investment Transactions
--------------------------------------------------------------------------------

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the period ended March 31, 1997 were as follows:

                                     STRATEGIC    LOUISIANA
                        GOVERNMENT    INCOME      TAX-FREE
                        SECURITIES     BOND        INCOME     BALANCED
                          FUND         FUND         FUND        FUND
                          (000)        (000)        (000)       (000)
                         -------      -------      -------     -------
Purchases:
  U.S.
    Government           $6,055       $5,054        $  --     $  2,982
  Other                      --        7,080          994       27,911
Sales:
  U.S.
    Government           $6,051         $  6        $  --     $  3,969
  Other                   5,102           --            5       31,335
                          VALUE       GROWTH       SMALL CAP  INTERNATIONAL
                         EQUITY       EQUITY        EQUITY       EQUITY
                          FUND         FUND          FUND         FUND
                          (000)        (000)         (000)        (000)
                         -------      -------       -------      -------
Purchases:
  U.S.
    Government         $     --      $    --      $    --         $ --
  Other                  57,596       12,975        1,760          802
Sales:
  U.S.
    Government         $     --      $    --      $    --         $ --
  Other                  51,168        8,306           --           --

On March 31, 1997, the total cost of securities and the net realized gains or losses on securities sold for federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on securities at March 31, 1997, for each Non-Dollar Fund is as follows:


                                      STRATEGIC     LOUISIANA
                      GOVERNMENT       INCOME       TAX-FREE
                      SECURITIES        BOND         INCOME       BALANCED
                         FUND           FUND          FUND          FUND
                         (000)          (000)         (000)         (000)
                       ---------      ---------     ---------     ---------
Aggregate Gross
  Unrealized
  Appreciation         $    471           $ --          $166        $9,284
Aggregate Gross
  Unrealized
  Depreciation           (4,909)          (406)         (183)       (4,140)
                        -------        -------       -------       -------
Net Unrealized
  Appreciation/
  (Depreciation)        $(4,438)         $(406)        $ (17)       $5,144
                        =======        =======       =======       =======

                         VALUE     GROWTH      SMALL CAP   INTERNATIONAL
                        EQUITY     EQUITY       EQUITY        EQUITY
                         FUND       FUND         FUND          FUND
                        (000)       (000)        (000)         (000)
                      ---------   ---------    ---------     ---------
Aggregate Gross
  Unrealized
  Appreciation          $12,039     $2,107       $  --            $4
Aggregate Gross
  Unrealized
  Depreciation           (3,312)       (95)       (198)           (3)
                        -------    -------     -------       -------
Net Unrealized
  Appreciation/
  (Depreciation)       $  8,727     $1,160       $(198)           $1
                        =======    =======     =======       =======

6. Concentration of Credit Risk
--------------------------------------------------------------------------------

The Institutional Money Market Fund and the Treasury Securities Money Market Fund invest primarily in a portfolio of money market instruments maturing in one year or less whose ratings are within the highest ratings category assigned by a nationally recognized statistical rating agency or, if not rated, are believed to be of comparable quality.

The Tax Exempt Money Market Fund invests in debt instruments of municipal issuers. The issuers' ability to meet their obligations may be affected by economic developments in a specific state or region.
--------------------------------------------------------------------------------
 26

----------------------------------------------[LOGO OF SEI MARQUIS APPEARS HERE]

                                                                  MARCH 31, 1997

                                                                     (Unaudited)
--------------------------------------------------------------------------------

The Tax Exempt Money Market Fund invests in securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At March 31, 1997, the percentages of portfolio investments by each revenue source were as follows:

                                            Tax Exempt
                                         Money Market Fund
                                         -----------------
    Revenue Bonds                               79%
    Anticipation Notes                          10%
    General Obligations                          9%
    Pre-Refunded Securities                      2%
                                         -----------------
       Total                                   100%
                                         =================

The Government Securities, Strategic Income Bond and Balanced Funds invest in debt instruments.

The Louisiana Tax-Free Income Fund is more susceptible to factors adversely affecting issuers of Louisiana municipal securities than a comparable municipal bond fund that does not concentrate its investments in Louisiana municipal securities.

The following table presents a summary of holdings in the Government Securities, Strategic Income Bond and Louisiana Tax-Free Income Funds as of March 31, 1997.

                                              STRATEGIC      LOUISIANA
                                GOVERNMENT      INCOME        TAX-FREE
                                SECURITIES       BOND          INCOME
RATING/SECURITY CATEGORY           FUND          FUND           FUND
------------------------        ----------    ---------      ---------

U.S. Government Security           90.1%         38.8%         0.00%
AAA                                 0.0%          0.0%         80.1%
AA                                  0.9%          4.2%          0.0%
A                                   2.0%         36.1%          1.7%
BBB                                 0.0%         13.1%          0.0%
Not Rated                           7.0%          7.8%         18.2%
                                 ----------    ----------    ----------
                                    100%          100%          100%
                                 ==========    ==========    ==========

These percentages are stated as a percentage of total investments. U.S. Government Securities represent obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities. Repurchase agreements are collateralized by U.S. Government Securities and are included in Not Rated above.

7. Capital Loss Carryforwards
--------------------------------------------------------------------------------

The Funds had capital loss carryforwards and post-October deferred losses at September 30, 1996, to the extent provided in the regulations for federal income tax as follows:

                                                             POST
                                 CAPITAL LOSS             OCTOBER 31,
                            CARRYFORWARDS EXPIRING           1995
                            -----------------------        DEFERRED
FUNDS                          2003         2004            LOSSES
-----                       -----------------------       ----------
Government
   Securities Fund          $679,660      $124,634         $  --
Louisiana Tax-Free
   Income Fund                32,125         2,083          19,720
Growth Equity Fund              --            --            73,265

       For tax purposes, capital losses can be carried forward for a maximum of eight years to offset any future net realized capital gains. Post-October deferred losses have been deferred to fiscal year 1997 for tax purposes.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
================================================================================
SEI Institutional Managed Trust -- March 31, 1997 (Unaudited)

Small Cap Growth Portfolio


-----------------------------------------------------------------------
                                                              Market
Description                                         Shares  Value (000)
-----------------------------------------------------------------------
Common Stocks -- 92.3%
Aerospace Defense -- 0.4%
 Deltek Systems*                                    31,200       $  277
 Micron*                                            28,100          390
 Tredegar Industries                                 1,200           48
 Vistana*                                           42,400          477
                                                                  -----
                                                                  1,192
                                                                  -----
Air Transportation -- 0.3%
 Mesaba Holdings*                                    7,600           88
 Offshore Logistics*                                60,000          960
                                                                  -----
                                                                  1,048
                                                                  -----
Aircraft -- 0.2%
 BE Aerospace*                                      20,000          490
 Rohr*                                              12,000          207
                                                                  -----
                                                                    697
                                                                  -----
Apparel/Textiles -- 1.8%
 Ashworth*                                          19,600          157
 Culp Incorporated                                   2,750           47
 Interface                                          21,000          526
 Nautica Enterprises*                              110,950        2,788
 Quaker Fabric*                                     18,000          234
 Quiksilver*                                        41,600          988
 St. John Knits                                     12,000          519
 Tommy Hilfiger*                                    16,600          867
                                                                  -----
                                                                  6,126
                                                                  -----
Automotive -- 0.2%
 Gentex*                                            33,000          652
                                                                  -----
Banks -- 2.1%
 Affiliated Community Bancorp                       20,000          475
 Astoria Financial                                  10,000          360
 Bay View Capital                                   27,300        1,392
 Coast Savings Financial*                           12,000          475
 Commercial Federal                                  7,500          253
 Cullen/Frost Bankers                                7,000          249
 Downey Financial                                   15,000          304
 First Savings Bank of
   Washington                                       30,600          578
 Firstfed Financial*                                42,100          989
 Hubco                                               7,000          159
 New York Bancorp                                    1,950           57
 North Fork Bancorporation                          10,000          361
 Peoples Heritage
   Financial Group                                  13,000          400
 Trans Financial                                    43,500          979
 Westamerica Bancorporation                          2,000          127
                                                                  -----
                                                                  7,158
                                                                  -----
Broadcasting, Newspapers &  Advertising -- 0.5%
 Cox Radio, Cl A*                                   21,400          444
 Emmis Broadcasting*                                15,000          580
 Pegasus Communications*                            18,100          199
 Universal Outdoor Holdings*                        21,400          621
                                                                  -----
                                                                  1,844
                                                                  -----
Building & Construction -- 0.2%
 Jacobs Engineering Group*                          15,000          367
 Lennar                                             20,000          490
                                                                  -----
                                                                    857
                                                                  -----
Building & Construction Supplies -- 0.5%
 Miller Industries*                                137,650        1,652
                                                                  -----
Chemicals -- 0.3%
 Scotts*                                            46,800        1,076
                                                                  -----
Communications Equipment -- 2.8%
 Act Manufacturing*                                 18,200          378
 Black Box*                                         38,600        1,037
 Checkpoint Systems*                                39,500          676
 Comverse Technology*                               15,000          592
 Digital Microwave*                                 57,000        1,097
 Dionex*                                             4,000          182

SCHEDULE OF INVESTMENTS
================================================================================
SEI Institutional Managed Trust -- March 31, 1997 (Unaudited)

Small Cap Growth Portfolio


--------------------------------------------------------------------------------
                                                                       Market
Description                                            Shares        Value (000)
--------------------------------------------------------------------------------
 DSP Communications*                                   45,400           $   437
 Dynatech*                                             17,500               525
 Harman International                                  27,100               908
 Inter-Tel*                                             5,000                57
 Larscom Incorporated, Cl A*                           44,500               373
 National Wireless Holdings*                           36,100               505
 Sawtek*                                               42,200             1,213
 Tekelec*                                              31,100               591
 Ultrak*                                               66,700             1,201
                                                                         ------
                                                                          9,772
                                                                         ------
Computers & Services -- 4.0%
 Atl Products*                                         33,600               290
 Caere*                                                66,600               475
 Control Data Systems*                                 25,000               378
 Digital Lightwave*                                    29,200               223
 Encad*                                                56,000             1,673
 HMT Technology*                                       41,500               508
 HNC Software*                                         36,200               946
 Hyperion Software*                                    50,000               825
 Innovex                                               50,600             1,240
 Lecroy*                                               18,100               471
 Microchip Technology*                                 27,100               813
 Micron Electronics*                                   32,600               623
 Micros Systems*                                       13,300               464
 Microtouch Systems*                                   52,900             1,045
 Natural Microsystems*                                 46,000               914
 Network Appliance*                                    45,000             1,462
 Printronix*                                           41,000               512
 Trident Microsystems*                                 57,200               772
 Verifone*                                             12,000               393
                                                                         ------
                                                                         14,027
                                                                         ------
Consumer Products -- 0.5%
 Vans*                                                 94,200             1,107
 Wolverine World Wide                                  13,000               474
                                                                         ------
                                                                          1,581
                                                                         ------
Drugs -- 4.5%
 Amylin Pharmaceuticals Inc*                           15,000           $   182
 Anesta*                                               43,100               743
 ChiRex*                                               45,600               467
 Dura Pharmaceuticals*                                 85,000             3,039
 Fuisz Technologies*                                   55,450               326
 Guilford Pharmaceuticals*                             80,200             1,664
 IDEC Pharmaceuticals Corp*                            17,100               407
 Interneuron Pharmeceutical*                           23,200               409
 Jones Medical Industries                             111,275             2,671
 Liposome*                                             20,500               418
 Medicis Pharmaceutical, Cl A*                         44,400             1,321
 NBTY*                                                  6,200                94
 Neurocrine Biosciences Inc*                           42,800               385
 Onyx Pharmaceuticals*                                 39,800               478
 Parexel International*                                52,400             1,205
 Pathogenesis*                                         54,500             1,362
 Sangstat Medical Corp*                                14,400               391
                                                                         ------
                                                                         15,562
                                                                         ------
Electrical Technology -- 0.8%
 Concord EFS*                                          88,950             1,668
 Komag*                                                21,300               647
 SBS Technologies*                                     33,400               509
                                                                         ------
                                                                          2,824
                                                                         ------
Energy & Power -- 0.3%
 Micro Linear*                                         83,100             1,028
                                                                         ------
Entertainment -- 1.2%
 Anchor Gaming*                                        17,000               474
 Hollywood Park*                                       90,200             1,161
 MGM Grand*                                            13,100               475
 Regal Cinemas*                                        75,850             2,048
                                                                         ------
                                                                          4,158
                                                                         ------


--------------------------------------------------------------------------------
                                                                       Market
Description                                          Shares          Value (000)
--------------------------------------------------------------------------------
Environmental Services -- 0.3%
 Culligan Water Technologies*                        12,500              $   489
 Newpark Resources, Inc.*                            10,700                  468
                                                                          ------
                                                                             957
                                                                          ------
Financial Services -- 4.4%
 Aames Financial                                    102,650                2,079
 Americredit*                                        58,000                1,008
 Central Financial Acceptance*                       26,000                  416
 Credit Acceptance*                                 102,700                1,823
 DVI*                                                10,200                  113
 First Alliance*                                     27,400                  644
 Four Seasons Hotel Inc*                              9,100                  209
 Hamilton Bank Corp*                                 10,500                  181
 Imperial Credit Industries*                        169,300                3,407
 Metris*                                             25,800                  645
 National Surgery Centers*                           17,800                  516
 North American Mortgage                             49,500                1,009
 NVR*                                                39,700                  600
 Redwood Trust                                       25,100                1,161
 Sirrom Capital                                      12,700                  460
 The Money Store                                     44,600                  937
                                                                          ------
                                                                          15,208
                                                                          ------
Food, Beverage & Tobacco -- 0.6%
 Diedrich Coffee*                                    64,000                  288
 Morningstar Group*                                  93,600                1,802
                                                                          ------
                                                                           2,090
                                                                          ------
Gas/Natural Gas -- 0.3%
 Unit Corporation*                                  128,000                1,152
                                                                          ------
Glass Products -- 0.3%
 Libbey                                              32,300                1,009
                                                                          ------

Hotels & Lodging -- 1.0%
 Candlewood Hotels*                                  61,000               $  538
 Doubletree*                                         48,500                1,722
 Signature Resorts*                                  44,600                1,048
                                                                           -----
                                                                           3,308
                                                                           -----
Household Furniture & Fixtures -- 0.7%
 Bush Industries                                     12,000                  240
 Ethan Allen Interiors                               43,100                1,875
 Furniture Brands International*                     25,000                  375
                                                                           -----
                                                                           2,490
                                                                           -----
Household Products -- 0.5%
 Advanced Lighting
 Technologies*                                       61,200                1,346
 Semitool*                                           44,100                  485
                                                                           -----
                                                                           1,831
                                                                           -----
Insurance -- 1.9%
 Amerin*                                             37,500                  755
 CMAC Investment                                      1,200                   40
 Conseco                                             32,684                1,164
 Delphi Financial Group, Cl A*                       25,100                  835
 Executive Risk                                       7,100                  329
 Horace Mann Educators                               11,000                  485
 Phycor*                                             48,500                1,322
 Total Renal Care Holdings*                          36,900                1,121
 United Dental Care*                                 14,900                  402
                                                                           -----
                                                                           6,453
                                                                           -----
Leasing & Renting -- 0.3%
 Rental Service*                                     20,500                  389
 Renters' Choice*                                    37,600                  540
                                                                           -----
                                                                             929
                                                                           -----
Leisure Products -- 0.2%
 Cannondale*                                         28,600                  529
                                                                           -----

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI Institutional Managed Trust -- March 31, 1997 (Unaudited)

Small Cap Growth Portfolio


--------------------------------------------------------------------------------
                                                                 Market
Description                                      Shares        Value (000)
--------------------------------------------------------------------------------
Lumber & Wood Products -- 0.7%
 Champion Enterprises*                          163,368           $ 2,430
                                                                  -------
Machinery -- 3.8%
 Camco International                              8,000               352
 Donaldson                                        7,000               243
 Duriron                                         17,000               374
 Eagle Hardware & Garden*                        50,100               902
 Edelbrock*                                      61,900             1,184
 FSI International*                              42,500               478
 Gardner Denver Machinery*                       23,800               565
 Gasonics International*                         60,900               868
 Idex                                            10,000               235
 JLG Industries                                  60,400             1,185
 Kuhlman                                         43,900             1,021
 Kulicke & Soffa Industries*                     26,500               560
 Lindsay Manufacturing*                             525                17
 Magnetek*                                       82,600             1,332
 Manitowoc                                       33,500             1,210
 Photronics Labs*                                34,800             1,022
 Thermatrix*                                     46,900               258
 Varco International*                            13,300               332
 Zoltek*                                         37,700               957
                                                                  -------
                                                                   13,095
                                                                  -------
Manufacturing -- 0.7%
 West Marine*                                    77,100             2,544
                                                                  -------
Marine Transportation -- 0.2%
 Trico Marine Services*                          17,000               807
                                                                  -------
Measuring Devices -- 0.3%
 Benchmarq Microelectronics*                      6,000                75
 Molecular Dynamics*                             55,100               813
                                                                  -------
                                                                      888
                                                                  -------
Medical Products & Services -- 7.6%
 Algos Pharmaceuticals*                          68,000             1,139
 American Homepatient*                           10,000               222
 Closure Medical*                                39,400               581
 Digene*                                         46,300               527
 Emcare Holdings Inc*                             3,000                81
 ESC Medical Systems*                            29,700               750
 FemRx*                                         104,100               280
 Genesis Health Ventures*                        16,000               500
 HemaSure*                                       53,000               212
 Hologic*                                        20,700               505
 Horizon Mental Health
   Management*                                   41,700               641
 II-VI, Inc.*                                    54,400             1,346
 Interim Services*                               17,900               696
 Invacare                                        10,000               235
 Lunar*                                           7,800               267
 Medquist*                                      120,300             2,647
 Mentor Corporation/Minn                         37,700               815
 Molecular Biosystems*                           47,800               436
 Molecular Devices*                              27,600               383
 Multicare*                                      25,000               472
 NCS Healthcare, Cl A*                           37,700               853
 Neoprobe*                                       48,900               660
 Occusystems*                                    36,300               817
 Orthodontic Centers
   of America*                                  109,300             1,476
 Pediatrix Medical Group*                        36,500             1,200
 Perceptron*                                     15,000               394
 Pharmaceutical Product
   Development*                                  57,900             1,158
 PHP Healthcare*                                 55,500               819
 Prime Medical Services*                        103,300             1,007
 Renal Treatment Centers*                        22,000               495
 Rotech Medical*                                 63,000             1,150
 Safeskin*                                       68,400             1,240
 Techne*                                          9,000               208
 Universal Health Services*                      25,500               838
 Urohealth Systems, Cl A*                        54,900               528
 Urologix*                                       40,300               685
                                                                  -------
                                                                   26,263
                                                                  -------

--------------------------------------------------------------------------------
                                                                 Market
Description                                      Shares        Value (000)
--------------------------------------------------------------------------------
Metals & Mining -- 0.3%
 Amcol International                             50,300           $   912
                                                                  -------
Miscellaneous Business Services -- 14.99%
 Abacus Direct*                                  31,300               665
 Acxiom*                                         33,000               474
 Advanced Technologies
  Laboratories*                                  24,200               717
 Allin Communications*                           44,900               629
 Arbor Software*                                 37,900               947
 Aspen Technology*                              116,900             3,186
 Avant*                                          27,400               743
 BDM International*                              40,000               880
 Bowne                                           39,600             1,074
 BTG*                                            20,000               350
 Caci International*                             25,000               406
 Cambridge Technology
  Partners*                                      58,200             1,346
 Clarify*                                        48,400             1,168
 Computer Data Systems                            8,500               256
 Credit Management Solutions*                    44,600               457
 Dataworks*                                      82,100             1,190
 Decisionone Holdings*                           56,500               847
 Electronics for Imaging*                        46,200             1,842
 Envoy*                                          44,400             1,038
 Fair, Isaac & Company                           15,000               542
 Infinity Financial*                             52,000               897
 Insight Enterprises*                            44,000             1,089
 Intevac*                                        57,400               804
 Iona Technologies PLC*                          18,000               324
 JDA Software Group*                             90,300             1,840
 Logicon                                         14,000               495
 Manugistics*                                    28,100             1,026
 McAfee Associates*                              29,575             1,309
 Medic Computer Systems*                         11,000               176
 Meta Group*                                     31,500               606
 National Techteam*                              75,200             1,166
 NCO Group*                                      18,000               394
 Network General*                                22,800               490
 Orcad*                                          69,200               536
 Overland Data*                                  35,000               175
 Parametric Technology*                          13,100               591
 Peerless Systems*                              131,700             1,531
 Pegasystems*                                    30,400               612
 Planning Sciences
  International, ADR*                            61,500               553
 PMT Services*                                   47,500               522
 Project Software &
  Development*                                   16,500               528
 Pure Atria*                                     41,700               712
 Qualix Group*                                   84,100               463
 Rational Software*                              22,500               464
 Registry*                                       22,600               802
 Renaissance Solutions*                          11,400               288
 Scopus Technology*                              16,950               509
 Security Dynamics
  Technology*                                    16,100               394
 Siebel Systems*                                 79,000             1,323
 Spectrum Holobyte*                             150,000               938
 SPSS*                                           11,800               294
 Summit Design*                                  87,100               697
 Sunquest*                                       60,700               592
 Synopsys*                                       17,700               443
 Systemsoft Corp*                                63,500               635
 Technology Solutions*                           34,700               959
 Unison Software*                                11,900                76
 Veritas Software*                               41,600             1,232
 Viasoft*                                        23,600               767
 Videoserver*                                    20,000               473
 Viewlogic Systems*                              72,900             1,016
 Visio*                                          40,600             1,583
 Wackenhut Corrections*                          45,700               731
 Wall Data*                                      35,900               574
 Wind River Systems*                             39,000               921
 Xircom*                                         42,800               647
                                                                  -------
                                                                   51,954
                                                                  -------
Miscellaneous Consumer Services -- 0.5%
 Accustaff*                                      25,139               421


SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI Institutional Managed Trust -- March 31, 1997 (Unaudited)

Small Cap Growth Portfolio

--------------------------------------------------------------------------------
                                                                 Market
Description                                      Shares        Value (000)
--------------------------------------------------------------------------------
 Corestaff*                                      21,100           $   417
 G&K Services, Inc.                              12,000               360
 Robert Half International*                       7,000               244
 Romac International*                            13,400               237
                                                                  -------
                                                                    1,679
                                                                  -------
Miscellaneous Manufacturing -- 0.1%
 Auspex Systems*                                 14,900               172
 Cable Design Technologies*                       6,500               145
                                                                  -------
                                                                      317
                                                                  -------
Office Furniture & Fixtures -- 0.4%
 Kimball International                           32,300             1,227
                                                                  -------
Paper & Paper Products -- 0.1%
 Republic Group                                  33,110               505
                                                                  -------
Petroleum & Fuel Products -- 5.6%
 Belden & Blake*                                 49,700             1,286
 Cabot Oil & Gas, Cl A                           24,000               420
 Cliffs Drilling*                                31,900             1,894
 Comstock Resources*                             25,000               216
 Cross Timbers Oil                               67,950             1,062
 Edge Petroleum*                                 34,200               547
 Energy Ventures*                                 4,700               290
 Ensco International*                             9,200               453
 Marine Drilling*                               151,300             2,686
 Noble Drilling*                                 32,500               561
 Nuevo Energy*                                   11,000               422
 Oceaneering International*                      95,400             1,491
 Patterson Energy*                               52,700             1,456
 Pool Energy Services*                           74,900             1,105
 Pride Petroleum Service*                        26,500               550
 Seacor Holdings*                                 7,500               402
 Seitel*                                         36,700             1,298
 Stone Energy*                                   51,000             1,224
 Swift Energy*                                   33,100               782
 Titan Exploration*                              82,400               700
 Veritas DGC*                                    20,000               395
                                                                  -------
                                                                   19,240
                                                                  -------
Photographic Equipment & Supplies -- 0.0%
 Seattle Filmworks*                               4,500           $    50
                                                                  -------
Printing & Publishing -- 0.8%
 Desktop Data*                                   22,600               288
 Lone Star Industries                            28,200             1,093
 Southdown                                       37,500             1,284
                                                                  -------
                                                                    2,665
                                                                  -------
Professional Services -- 2.1%
 Cornell Corrections Inc*                        20,700               210
 Devry*                                          25,000               550
 Ecsoft Group PLC*                               59,400               497
 Educational Management*                         26,000               592
 Equity International*                          105,050             2,206
 F.Y.I., Inc.                                    20,100               415
 Intelliquest Information Group*                 24,200               339
 Nichols Research*                               20,000               330
 Sylvan Learning Systems*                        73,800             1,827
 Tetra Tech*                                      8,000               117
                                                                  -------
                                                                    7,083
                                                                  -------
Railroads -- 0.6%
 Genessee and Wyoming*                           36,300             1,153
 Railtex*                                        41,400               688
 Rural/Metro Corporation*                        12,500               381
                                                                  -------
                                                                    2,222
                                                                  -------
Repair Services -- 0.1%
 Rollins Truck Leasing                           16,000               212
                                                                  -------
Retail -- 8.4%
 American Medserve*                              25,700               302
 Arbor Drugs                                     20,000               350
 CDW Computer Centers*                           23,150             1,043
 CKE Restaurants                                 81,300             1,799
 Coldwater Creek*                                25,800               358
 Dollar Tree Stores*                             39,650             1,467
 Dress Barn*                                     70,900             1,196
 Filene's Basement*                             128,900               870



--------------------------------------------------------------------------------
                                                                       Market
Description                                              Shares      Value (000)
--------------------------------------------------------------------------------
 Fine Host*                                              18,400         $   432
 Foodmaker*                                              42,800             433
 Gadzooks*                                               30,600             964
 Hollywood Entertainment*                                33,000             804
 Kenneth Cole Productions*                               42,000             882
 Landry's Seafood Restaurants*                           67,200           1,067
 Loehmann's Holdings*                                    23,000             403
 Men's Wearhouse*                                        39,000           1,073
 Micro Warehouse*                                        82,100           1,078
 Mueller Industries*                                      1,100              43
 Omnicare                                                80,300           1,887
 Papa John's International*                              55,800           1,472
 Petco Animal Supplies*                                  50,600           1,189
 Proffitts*                                              18,500             698
 Quality Food Centers*                                   14,200             596
 Rainforest Cafe*                                        16,400             324
 Rexall Sundown*                                        125,450           3,215
 Ross Stores                                            117,800           2,989
 Stage Stores*                                           45,200             994
 Williams Sonoma*                                        19,200             552
 Zale*                                                   20,500             377
                                                                         ------
                                                                         28,857
                                                                         ------
Rubber & Plastic -- 2.3%
 Carlisle                                                10,000             293
 Computer Products*                                      30,000             439
 Elantec Semiconductor*                                 118,200             369
 Just for Feet*                                          42,900             740
 MRV Communications*                                     18,200             405
 Oak Technology*                                        147,900           1,497
 Remec*                                                  50,500           1,086
 S3*                                                     33,000             429
 Sanmina*                                                43,700           1,956
 Vitesse Semiconductor*                                  21,900             605
                                                                         ------
                                                                          7,819
                                                                         ------
Semi-Conductors/Instruments -- 1.9%
 Applied Magnetics*                                      11,800             333
 Cymer*                                                  13,200             474
 Cypress Semiconductor*                                  53,500             669
 Flextronics International*                              15,300             304
 Hutchinson Technology*                                  23,000             656
 Integrated Device Technology*                           58,200             582
 Methode Electronics                                     20,000             280
 Read-Rite*                                              26,900             679
 Triquint Semiconductor*                                 34,800             831
 Unitrode*                                               29,500             959
 VLSI Technology*                                        36,200             627
                                                                        -------
                                                                          6,394
                                                                        -------
Specialty Construction -- 0.6%
 Apogee Enterprises                                      83,000           1,639
 Oakwood Homes                                           25,000             441
                                                                        -------
                                                                          2,080
                                                                        -------
Steel & Steel Works -- 0.6%
 Maverick Tube*                                          82,000           1,456
 Oregon Metallurgical*                                    7,200             130
 Precision Castparts                                     10,000             510
                                                                        -------
                                                                          2,096
                                                                        -------
Telephones & Telecommunication -- 2.9%
 ACC*                                                    19,350             431
 Boston Technology*                                      51,300             968
 Brightpoint*                                            59,137             961
 Midcom Communications*                                  52,400             419
 Orion Network Systems*                                  65,100             561
 P-Com*                                                  22,800             593
 Pacific Gateway Exchange*                               22,700             568
 Pairgain Technologies*                                  76,800           2,275
 Periophonics*                                           30,000             443
 Telco Communications Group*                             78,600           1,562
 Teletech Holdings*                                      20,600             407
 United Video Satellite Group,
   Ser A*                                                59,300             993
                                                                        -------
                                                                         10,181
                                                                        -------

SCHEDULE OF INVESTMENTS
================================================================================
SEI Institutional Managed Trust -- March 31, 1997 (Unaudited)


Small Cap Growth Portfolio


--------------------------------------------------------------------------------
                                                                       Market
Description                                              Shares      Value (000)
--------------------------------------------------------------------------------
Testing Laboratories -- 0.8%
 Atrix Labs*                                              5,200        $     57
 Curative Technologies*                                  36,600             842
 International Telecommunications
  Data Systems*                                          25,100             427
 Martek Biosciences*                                     40,700             712
 Quintiles Transnational*                                16,600             894
                                                                        -------
                                                                          2,932
                                                                        -------
Trucking -- 0.9%
 Air Express International                                8,000             254
 Expeditors International of
  Washington                                             52,600           1,262
 Gilead Sciences*                                        15,600             357
 Swift Transportation*                                   14,000             357
 US Freightways                                          20,000             518
 Werner Enterprises                                      10,000             188
                                                                        -------
                                                                          2,936
                                                                        -------
Wholesale -- 3.9%
 AAR Corp.                                               10,000             300
 Amerisource Health*                                      7,000             306
 Barnett*                                                24,400             500
 Bell Microproducts*                                     80,800             990
 Cellstar*                                               38,300             814
 Central Garden and Pet*                                 40,000             725
 Ha Lo Industries*                                       43,475             663
 Harmonic Lightwaves*                                    31,500             433
 Henry Schein*                                           42,900           1,244
 Hughes Supply                                           13,900             453
 Inso*                                                   27,100           1,018
 Iron Mountain*                                          30,300             750
 JP Food Service*                                        17,500             483
 North Face*                                             73,200           1,217
 Physician Sales & Services*                             29,900             377
 Playboy Enterprises*                                    72,500           1,115
 Richfood Holdings                                       30,000             563
 Serologicals*                                           43,150             647
 Technical Chemical & Products*                          26,900             222
 US Office Products*                                     22,100             547
 Winstar Communications*                                 27,200             316
                                                                        -------
                                                                         13,683
                                                                        -------
Total Common Stocks
 (Cost $326,333)                                                        318,281
                                                                        -------
U.S. Treasury Obligation -- 0.2%
 U.S. Treasury Bills
  0.000%, 09/18/97 (A)                                  $   700             682
                                                                        -------
Total U.S. Treasury Obligation
 (Cost $683)                                                                682
                                                                        -------
Repurchase Agreement -- 7.5%
 J.P. Morgan
  6.380%, dated 03/31/97,
  matures 04/01/97, repurchase
  price $25,791,000 (collateralized by
  various FHLMC obligations, par
  value $26,292,000, 0.000%-6.070%,
  04/18/97-11/20/98, total
  market value: $26,302,000)                             25,786          25,786
                                                                        -------
Total Repurchase Agreement
 (Cost $25,786)                                                          25,786
                                                                        -------
Total Investments -- 100.0%
 (Cost $352,802)                                                        344,749
                                                                        =======

* Non-income producing security
(A) Security has been pledged as collateral on open futures contracts.
Cl--Class
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
Ser--Series

                                     PART C

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial statements and exhibits filed as part of the Registration
Statement:

(a)  Part A - Financial Highlights

(b)  Part B

(i) The following unaudited financial statements for the Small Cap Growth Portfolio of SEI Institutional Managed Trust, for the period ended March 31, 1997, are included in the Statement of Additional Information.

Schedule of Investments

(ii) The following unaudited financial statements for the Strategic Income Bond for the period from January 31, 1997 (commencement of operations) to March 31, 1997 and for the International Equity and Small Cap Equity Funds for the period from February 3, 1997 (commencement of operations) to March 31, 1997 are included in the Statement of Additional Information.

Statement of Net Assets
Statement of Operations
Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements

(iii) The following audited financial statements for the Government Securities, Louisiana Tax-Free Income, Balanced, Value Equity and Growth Equity Funds, and the Treasury Securities, Tax Exempt and Institutional Money Market Funds for the fiscal year ended September 30, 1996, including the report of Arthur Anderson LLP dated November 6, 1996, are incorporated by reference to the Statement of Additional Information from Form N-30D filed on November 27, 1996 with Accession Number 0000935069-96-000149.

Statement of Net Assets
Statement of Operations
Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements

(iv) The following audited financial statements for the Small Cap Growth Portfolio of SEI Institutional Managed Trust, for the fiscal year ended September 30, 1996, including the report of Price Waterhouse LLP dated November 10, 1996, are incorporated by reference to the Statement of Additional Information from Form N-30D filed on November 27, 1996 with Accession Number 0000935069-96-000150.

Schedule of Investments
Statement of Assets and Liabilities

Statement of Operations
Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements

(vi) The following audited financial statements for the International Equity Portfolio of SEI International Trust for the fiscal year ended February 28, 1997, including the report of Price Waterhouse LLP dated April 9, 1997, are incorporated by reference to the Statement of Additional Information from Form N-30D filed on April 23, 1997 with Accession Number 0000935069-97-000049.

Schedule of Investments
Statement of Net Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements


(b) Exhibits:

(1) Registrant's Agreement and Declaration of Trust dated June 29, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.
(2) Registrant's By-Laws adopted on June 29, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993 are incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.
(5) Investment Advisory Agreement between the Registrant and First National Bank of Commerce in New Orleans dated August 17, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.
(5)(a) Investment Advisory Agreement between Registrant and First National Bank of Commerce in New Orleans dated August 10, 1995 with respect to the Institutional Money Market Fund is incorporated by reference to Post-Effective Amendment No. 8, as filed on January 28, 1997.
(5)(b) Investment Advisory Agreement between Registrant and First National Bank of Commerce in New Orleans dated February 1, 1996 with respect to the Growth Equity Fund is incorporated by reference to Post-Effective Amendment No. 8, as filed on January 28, 1997.
(5)(c) Investment Advisory Agreement between Registrant and First National Bank of Commerce in New Orleans dated May 13, 1996 with respect to the Tax Exempt Money Market Fund is incorporated by reference to Post-Effective Amendment No. 8, as filed on January 28, 1997.
(5)(d) Investment Advisory Agreement between Registrant and First National Bank of Commerce in New Orleans dated November l, 1996 with respect to the Strategic Income Bond Fund, Small Cap Equity Fund and International Equity Fund is incorporated by reference to Post-Effective Amendment No. 8, as filed on January 28, 1997.
(5)(e) Sub-Advisory Agreement between First National Bank of Commerce in New Orleans and Weiss, Peck & Greer, L.L.C. dated May 31, 1996 with respect to the Tax Exempt Money Market Fund is incorporated by reference to Post-Effective Amendment No. 8, as filed on January 28, 1997.
(6) Distribution Agreement between the Registrant and SEI Financial Services Company dated August 17, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.

(6)(a) Distribution Agreement between the Registrant and SEI Financial Services Company dated August 8, 1994 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.
(8) Custodian Agreement between the Registrant and First National Bank of Commerce in New Orleans dated August 17, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.
(9) Administration Agreement between the Registrant and SEI Financial Management Corporation dated August 17, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.
(9)(a) Transfer Agent Agreement between the Registrant and Supervised Service Company dated October 1, 1993 as originally filed with Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 29, 1994 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.
(9)(b) Assignment and Assumption Agreement between Marquis Funds and SEI Financial Management dated June 1, 1996 is incorporated by reference to Post-Effective Amendment No. 8, as filed on January 28, 1997.
(10) Opinion and Consent of Counsel dated August 20, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.
(11)    Consent of Arthur Andersen LLP is filed herewith.
(11)(a) Consent of Price Waterhouse LLP with respect to SEI Institutional Managed Trust is filed herewith.
(11)(b) Consent of Price Waterhouse LLP with respect to SEI International Trust is filed herewith.
(15) 12b-1 Plan with respect to the Retail Class Shares of the Treasury Securities Money Market Fund dated August 17, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.
(15)(a) 12b-1 Plan with respect to the Class B Shares of the Government Securities, Louisiana Tax-Free, Balanced and Value Equity Funds dated August 17, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.
15(b) Distribution Plan with respect to the Class B Shares of the Treasury Securities Money Market Fund dated August 17, 1993 is incorporated by reference to Post-Effective Amendment No. 8, as filed on January 28, 1997.
15(c) Schedule to the Distribution Plan with respect to the Class B Shares of the Treasury Securities Money Market Fund and Tax Exempt Money Market Fund dated November 13, 1995 is incorporated by reference to Post-Effective Amendment No. 8, as filed on January 28, 1997.
15(d) Distribution Plan with respect to the Class C Shares of the Treasury Securities Money Market Fund dated August 8, 1994 as originally filed with Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 29, 1994 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.
15 (e) Schedule to the Distribution Plan with respect to the Class C Shares of the Treasury Securities Money Market Fund and Tax Exempt Money Market Fund dated November 1, 1996 is incorporated by reference to Post-Effective Amendment No. 8, as filed on January 28, 1997.
(16) Performance Calculations for the Treasury Securities Money Market Fund for fiscal year ended September 30, 1994 as originally filed with Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on November 29, 1994 are incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.
(17)    Financial Data Schedules are filed herewith.
(18) Rule 18f-3 plan dated May 15, 1995 as originally filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 26, 1995 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.

(24) Powers of Attorney for John T. Cooney, William M. Doran, David G. Lee, Frank E. Morris, Barry M. Mulroy, Robert A. Patterson, Gene Peters, Robert A. Nesher, James M. Storey are incorporated by reference to Post-Effective Amendment No. 8, as filed on January 28, 1997.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Persons directly or indirectly controlled by or under common control with the Registrant, the percentage of voting securities owned by such control persons and, if a company, the state under whose laws it was organized:

See the Prospectuses and the Statement of Additional Information regarding the Trust's control relationships. SEI Financial Investments Management
Corporation a wholly-owned subsidiary of SEI Investments ("SEI"), is the owner of all beneficial interest in SEI Fund Resources (the "Administrator"). SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

          The number of record holders of each class as of  July 10, 1997:

                                                        NUMBER OF
TITLE OF CLASS                                           RECORD
--------------                                           HOLDERS
                                                       -----------

Units of beneficial interest, without par value-
  Treasury Securities Money Market Fund-Trust Class.......   4
  Treasury Securities Money Market Fund-Retail Class...... 133
  Treasury Securities Money Market Fund-Cash Sweep Class..   4
  Government Securities Fund-Class A...................... 112
  Government Securities Fund-Class B......................  47
  Louisiana Tax-Free Income Fund-Class A.................. 348
  Louisiana Tax-Free Income Fund-Class B..................  35
  Balanced Fund-Class A................................... 297
  Balanced Fund-Class B................................... 251
  Value Equity Fund-Class A............................... 583
  Value Equity Fund-Class B............................... 602
  Growth Equity Fund-Class A.............................. 222
  Growth Equity Fund-Class B.............................. 137
  Institutional Money Market Fund.........................   4
  Tax Exempt Money Market Fund............................  10
  Strategic Income Bond Fund-Class A......................  13
  Strategic Income  Bond Fund-Class B.....................  56
  International Equity Fund-Class A.......................  43
  International Equity Fund-Class B.......................  25
  Small Cap Equity Fund-Class A........................... 122
  Small Cap Equity Fund-Class B...........................  45

ITEM 27.  INDEMNIFICATION

     Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement in incorporated herein by reference.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Business and other connections of a substantial nature in which each investment adviser and each director, officer or partner of such investment adviser is or has been involved at any time during the past two fiscal years in the capacity of director, officer, employee, partner or trustee are as follows:

     First National Bank of Commerce in New Orleans ("First NBC") offers a wide variety of financial services to customers. First NBC currently manages assets of approximately $2.8 billion. First NBC's principal place of business is 201 St. Charles Street, New Orleans, Louisiana 70170.

     Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of First NBC is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Name and Position             Name of                          Connection with
with Investment Adviser       Other Company                    Other Company
----------------------------  -------------------------------  ------------------------------
Edward M. Simmons             McIlhenny Company                President & CEO
Director
H. Leighton Steward           The LL&E Company                 Chairman, President & CEO
Director
H. Merritt Lane, III          Canal Barge                      Chairman
 Director
Norman C. Francis             Xavier University                President
 Director
Charles C. Teamer             Dillard University               Vice President, Fiscal Affairs
 Director
John J. Gelpi, Jr.            Industrial Metals of the South,  President
 Director                     Inc.
Erik F. Johnsen               Central Gulf Lines, Inc.         President
 Director
J. Merrick Jones, Jr.         Canal Barge Co., Inc.            President
 Director
Edwin Lupberger               Energy Corporation               Chairman and President
 Director
Robert W. Merrick             Latter & Blum, Inc.              President
 Director
G. Frank Purvis, Jr.          Pan-American Life Insurance Co.  Chairman of the Board
 Director


Name and Position             Name of                          Connection with
with Investment Adviser       Other Company                    Other Company
----------------------------  -------------------------------  ------------------------------
Ashton J. Ryan, Jr.           --                               --
 Director, President & COO
Margaret Moss Allums          --                               --
 Director
Ian Arnof                     First Commerce Corporation       President & CEO
 Director
William G. Barry              Audubon Computer Rentals, Inc.   Chairman of the Board
 Director
Sydney Besthoff, III          K&B, Incorporated                --
 Director
John D. Charbonnet            Charbonnet Construction          President
 Director
Laurance Eustis, Jr.          Eustis Insurance, Inc.           Chairman of the Board
 Director
Howard C. Gaines              --                               --
 Director, President & CEO
Gerard W. Barrousse           --                               --
 Executive Vice President
Glenn W. Hayes                --                               --
 Executive Vice President
Suzanne T. Mestayer           --                               --
 Executive Vice President
David T. Spell, Jr.           --                               --
 Executive Vice President

ITEM 29.  PRINCIPAL UNDERWRITERS:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

     Registrant's distributor, SEI Investments Distribution Company (the "Distributor"), acts as distributor for:

     SEI Daily Income Trust                   July 15, 1982
     SEI Liquid Asset Trust                   November 29, 1982
     SEI Tax Exempt Trust                     December 3, 1982
     SEI Index Funds                          July 10, 1985
     SEI Institutional Managed Trust          January 22, 1987
     SEI International Trust                  August 30, 1988
     The Advisors' Inner Circle Fund          November 14, 1991
     The Pillar Funds                         February 28, 1992
     CUFUND                                   May 1, 1992
     STI Classic Funds                        May 29, 1992
     CoreFunds, Inc.                          October 30, 1992
     First American Funds, Inc.               November 1, 1992
     First American Investment Funds, Inc.    November 1, 1992
     The Arbor Fund                           January 28, 1993
     Boston 1784 Funds/(R)/                   June 1, 1993

     The PBHG Funds, Inc.                     July 16, 1993
     Morgan Grenfell Investment Trust         January 3, 1994
     The Achievement Funds Trust              December 27, 1994
     Bishop Street Funds                      January 27, 1995
     CrestFunds, Inc.                         March 1, 1995
     STI Classic Variable Trust               August 18, 1995
     ARK Funds                                November 1, 1995
     Monitor Funds                            January 11, 1996
     HighMark Funds                           February 15, 1996
     FMB Funds, Inc.                          March 1, 1996
     SEI Asset Allocation Trust               April 1, 1996
     TIP Funds                                April 30, 1996
     SEI Institutional Investments Trust      June 14, 1996
     First American Strategy Funds, Inc.      October 1, 1996
     Armada Funds                             March 8, 1997
     The Expedition Funds                     June 9, 1997

     The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.



                                             Position and Office                                               Positions and Offices
Name                                         with Underwriter                                                  with Registrant
-------------------------------------------  ----------------------------------------------------------------  ---------------------


Alfred P. West, Jr.                          Director, Chairman & Chief Executive Officer                                   --
Henry H. Greer                               Director, President & Chief Operating Officer                                  --
Carmen V. Romeo                              Director, Executive Vice President & President-Investment
                                               Advisory Group                                                               --
Gilbert L. Beebower                          Executive Vice President                                                       --
Richard B. Lieb                              Executive Vice President, President-Investment Services Division               --
Dennis J. McGonigle                          Executive Vice President                                                       --
Leo J. Dolan, Jr.                            Senior Vice President                                                          --
Carl A. Guarino                              Senior Vice President                                                          --
Larry Hutchison                              Senior Vice President                                                          --
David G. Lee                                 Senior Vice President                                                          --
Jack May                                     Senior Vice President                                                          --
A. Keith McDowell                            Senior Vice President                                                          --
Hartland J. McKeown                          Senior Vice President                                                          --
Barbara J. Moore                             Senior Vice President                                                          --
Kevin P. Robins                              Senior Vice President, General Counsel & Secretary                             --
Robert Wagner                                Senior Vice President                                                          --
Patrick K. Walsh                             Senior Vice President                                                          --
Robert Aller                                 Vice President                                                                 --
Marc H. Cahn                                 Vice President & Assistant Secretary                                           --



                                             Position and Office                                               Positions and Offices

Name                                         with Underwriter                                                  with Registrant
-------------------------------------------  ----------------------------------------------------------------  ---------------------


Gordon W. Carpenter                          Vice President                                                                 --
Todd Cipperman                               Vice President & Assistant Secretary                                           --
Robert Crudup                                Vice President & Managing Director                                             --
Barbara Doyne                                Vice President                                                                 --
Jeff Drennen                                 Vice President                                                                 --
Vic Galef                                    Vice President & Managing Director                                             --
Kathy Heilig                                 Vice President & Treasurer                                                     --
Michael Kantor                               Vice President                                                                 --
Samuel King                                  Vice President                                                                 --
Kim Kirk                                     Vice President & Managing Director                                             --
Donald H. Korytowski                         Vice President                                                                 --
John Krzeminski                              Vice President & Managing Director                                             --
Carolyn McLaurin                             Vice President & Managing Director                                             --
W. Kelso Morrill                             Vice President                                                                 --
Joanne Nelson                                Vice President                                                                 --
Barbara A. Nugent                            Vice President & Assistant Secretary                                           --
Sandra K. Orlow                              Vice President & Assistant Secretary                                           --
Donald Pepin                                 Vice President & Managing Director                                             --
Kim Rainey                                   Vice President                                                                 --
Mark Samuels                                 Vice President & Managing Director                                             --
Steve Smith                                  Vice President                                                                 --
Daniel Spaventa                              Vice President                                                                 --
Kathryn L. Stanton                           Vice President & Assistant Secretary                                           --
Wayne M. Withrow                             Vice President & Managing Director                                             --
James Dougherty                              Director of Brokerage Services                                                 --

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The names and addresses of each person maintaining physical possession of any account, book or other document required to be maintained under Rule 31(a) of the 1940 Act are as follows:

     With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
(12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's custodian:

          First National Bank of Commerce in New Orleans
          201 St. Charles Avenue
          New Orleans, Louisiana  70170

     With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4); (5);
(6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's administrator:

          SEI Fund Resources
          Oaks, PA  19456

     With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's investment adviser and sub-adviser:

          First National Bank of Commerce in New Orleans
          201 St. Charles Avenue
          New Orleans, Louisiana  70170

          Weiss, Peck & Greer L.L.C.
          One New York Plaza
          New York, N.Y. 10004

ITEM 31.  MANAGEMENT SERVICES

     Not Applicable

ITEM 32.  UNDERTAKINGS

     Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Trustees of their desire to communicate with shareholders of the Trust, the Trustees will inform such shareholders as to the approximate number of shareholders of record and the approximate costs of mailing or afford said shareholders access to a list of shareholders.

     Registrant undertakes to hold a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

     Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                     NOTICE

  A copy of the Agreement and Declaration of Trust of Marquis Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 9 to the Registration Statement No. 33-65436 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, Commonwealth of Pennsylvania on the 28 day of July, 1997.

                                 The Marquis Funds

                                 By: /s/ David G. Lee
                                     --------------------------------
                                     David G. Lee
                                     President

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacity and on the dates indicated.

      *                       Trustee                         July 28, 1997
----------------------
John T. Cooney

      *                       Trustee                         July 28, 1997
----------------------
William M. Doran

      *                       Trustee                         July 28, 1997
----------------------
Frank E. Morris

      *                       Trustee                         July 28, 1997
----------------------
Barry Mulroy

      *                       Trustee                         July 28, 1997
----------------------
Robert A. Nesher

      *                       Trustee                         July 28, 1997
----------------------
Robert A. Patterson

      *                       Trustee                         July 28, 1997
----------------------
Gene Peters

      *                       Trustee                         July 28, 1997
----------------------
James M. Storey

/s/ David G. Lee              President & Chief Executive     July 28, 1997
----------------------        Officer
David G. Lee


/s/ James Volk                Controller & Chief Financial    July 28, 1997
----------------------        Officer
James Volk

*By /s/ David G. Lee
    -------------------------------
    David G. Lee
   Attorney-in-Fact

                                 EXHIBIT INDEX

EX-99.B1 Registrant's Agreement and Declaration of Trust dated June 29, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.

EX-99.B2 Registrant's By-Laws adopted on June 29, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993 are incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.

EX-99.B5 Investment Advisory Agreement between the Registrant and First National Bank of Commerce in New Orleans dated August 17, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.

EX-99.B5(a)   Investment Advisory Agreement between Registrant and First
              National Bank of Commerce in New Orleans dated August 10, 1995 with respect to the Institutional Money Market Fund is incorporated by reference to Post-Effective Amendment No. 8, as filed on January 28, 1997.

EX-99.B6(b)   Investment Advisory Agreement between Registrant and First
              National Bank of Commerce in New Orleans dated February 1, 1996 with respect to the Growth Equity Fund is incorporated by reference to Post-Effective Amendment No. 8, as filed on January
              28, 1997.

EX-99.B5(c)   Investment Advisory Agreement between Registrant and First
              National Bank of Commerce in New Orleans dated May 13, 1996 with respect to the Tax Exempt Money Market Fund is incorporated by reference to Post-Effective Amendment No. 8, as filed on January
              28, 1997.

EX-99.B5(d)   Investment Advisory Agreement between Registrant and First
              National Bank of Commerce in New Orleans dated November l, 1996 with respect to the Strategic Income Bond Fund, Small Cap Equity
              Fund and International Equity Fund is incorporated by reference to Post-Effective Amendment No. 8, as filed on January 28, 1997.

EX-99.B5(e)   Sub-Advisory Agreement between First National Bank of Commerce in
              New Orleans and Weiss, Peck & Greer, L.L.C. dated May 31, 1996 with respect to the Tax Exempt Money Market Fund is incorporated by reference to Post-Effective Amendment No. 8, as filed on January 28, 1997.

EX-99.B6 Distribution Agreement between the Registrant and SEI Financial Services Company dated August 17, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.

EX-99.B6(a)   Distribution Agreement between the Registrant and SEI Financial
              Services Company dated August 8, 1994 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.

EX-99.B8 Custodian Agreement between the Registrant and First National Bank of Commerce in New Orleans dated August 17, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.

EX-99.B9 Administration Agreement between the Registrant and SEI Financial Management Corporation dated August 17, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.

EX-99.B9(a)   Transfer Agent Agreement between the Registrant and Supervised
              Service Company dated October 1, 1993 as originally filed with Post-Effective Amendment No. 2 to Registrant's Registration
              Statement on Form N-1A, filed with the Securities and Exchange
              Commission on November 29, 1994 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.

EX-99.B9(b)   Assignment and Assumption Agreement between Marquis Funds and SEI
              Financial Management dated June 1, 1996 is incorporated by reference to Post-Effective Amendment No. 8, as filed on January
              28, 1997.

EX-99.B10     Opinion and Consent of Counsel dated August 20, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's
              Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January
              29, 1996.

EX-99.B11     Consent of Arthur Andersen LLP is filed herewith.

EX-99.B11(a)  Consent of Price Waterhouse LLP with respect to SEI Institutional
              Managed Trust is filed herewith.

EX-99.B11(b)  Consent of Price Waterhouse LLP with respect to SEI International
              Trust is filed herewith.

EX-99.B15     12b-1 Plan with respect to the Retail Class Shares of the Treasury
              Securities Money Market Fund dated August 17, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's
              Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January
              29, 1996.

EX-99.B15(a)  12b-1 Plan with respect to the Class B Shares of the Government
              Securities, Louisiana Tax-Free, Balanced (formerly the "Growth and Income Fund") and Value Equity Funds dated August 17, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.

EX-99.B15(b)  Distribution Plan with respect to the Class B Shares of the
              Treasury Securities Money Market Fund dated August 17, 1993 is incorporated by reference to Post-Effective Amendment No. 8, as filed on January 28, 1997.

EX-99.B15(c)  Schedule to the Distribution Plan with respect to the Class B
              Shares of the Treasury Securities Money Market Fund and Tax Exempt Money Market Fund dated November 13, 1995 is incorporated by reference to Post-Effective Amendment No. 8, as filed on January 28, 1997.

EX-99.B15(d)  Distribution Plan with respect to the Class C Shares of the
              Treasury Securities Money Market Fund dated August 8, 1994 as originally filed with Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 29, 1994 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.

EX-99.B15 (e) Schedule to the Distribution Plan with respect to the Class C
              Shares of the Treasury Securities Money Market Fund and Tax Exempt Money Market Fund dated November 1, 1996 is incorporated by reference to Post-Effective Amendment No. 8, as filed on January 28, 1997.

EX-99.B16     Performance Calculations for the Treasury Securities Money Market
              Fund for fiscal year ended September 30, 1994 as originally filed with Post-Effective Amendment No. 2 to Registrant's Registration
              Statement on Form N-1A filed with the Securities and Exchange
              Commission on November 29, 1994 are incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.

EX-99.B18     Rule 18f-3 plan dated May 15, 1995 as originally filed with Post-
              Effective Amendment No. 3 to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 26, 1995 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.

EX-99.B24     Powers of Attorney for John T. Cooney, William M. Doran, David G.
              Lee, Frank E. Morris, Barry M. Mulroy, Robert A. Patterson, Gene
              Peters, Robert A. Nesher and James M. Storey are incorporated by reference to Post-Effective Amendment No. 8, as filed on January
              28, 1997.

EX-99.B27     Financial Data Schedules are filed herewith.